S-K 1602, SPAC Registered Offerings	Sep. 28, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we do not consummate an initial business combination within (i) 24 months from the closing of this offering or our board of directors approves an earlier liquidation or (ii) such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association, which we refer to as our completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable and up to $100,000 of interest to pay liquidation expenses), divided by the number of then-outstanding public shares, subject to applicable law and certain conditions as further described herein. Except as described above, prior to the consummation of our initial business combination, none of the funds on deposit in the trust account, including interest earned on the funds held in the trust account, may be released to us to fund our working capital requirements. We may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their public shares if such extension is implemented.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Net tangible book value per share excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of September 1, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.21	$6.66	$3.34	$5.78	$4.22	$4.15	$5.85	$0.10	$9.90

Assuming No Exercise of Over-Allotment Option
$7.21	$6.65	$3.35	$5.77	$4.23	$4.14	$5.86	$0.09	$9.91

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not consummate an initial business combination within (i) 24 months from the closing of this offering or our board of directors approves an earlier liquidation or (ii) such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association, which we refer to as our completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable and up to $100,000 of interest to pay liquidation expenses), divided by the number of then-outstanding public shares, subject to applicable law and certain conditions as further described herein. Except as described above, prior to the consummation of our initial business combination
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their public shares if such extension is implemented
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest:
Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. In addition, our sponsor, Pilgrim Global and/or our officers and/or our directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, Pilgrim Global and/or officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination because (A) the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are either (i) not themselves in the business of engaging in business combinations or (ii) though in the business of engaging in business combinations, have already entered into a binding agreement with a target company and (B) we expect that our company will generally have priority over any other SPACs subsequently formed by our sponsor, Pilgrim Global and/or officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination.

Our officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they will lose their entire investment in us if our initial business combination is not completed, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window.

Additionally, the personal and financial interests of our directors and officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination and in negotiating or accepting the terms of the transaction. For example, our directors and officers may prioritize a prospective initial business combination with a shorter timeline to completion over another acquisition target which may be more difficult or time-intensive to consummate. Consequently, our directors’ and officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “
Risk Factors — Risks Relating to our Management Team — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.
”

Additionally, our sponsor and management team will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial business combination if we determine it is desirable to facilitate the completion of the initial business combination. Further, our sponsor and management team will agree to waive their redemption rights with respect to any founder shares held by them if we are unable to complete our initial business combination within the completion window. If we do not complete our initial business combination within the completion window, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants may expire worthless, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account. With certain limited exceptions, the founder shares will not be transferable, assignable or salable until 180 days after the completion of our initial business combination. With certain limited exceptions, the private placement warrants (including the Class A ordinary shares underlying the private placement warrants), will not be transferable, assignable or salable until 30 days after the completion of our initial business combination. Since our sponsor and certain of our officers and directors will directly or indirectly own founder shares and private placement warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Our sponsor paid a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.002 per share. Accordingly, our sponsor and those members of our management team who directly or indirectly own founder shares may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, Pilgrim Global and/or officers or directors, or completing an initial business combination through a joint venture or other form of shared ownership with our sponsor, Pilgrim Global and/or officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, Pilgrim Global and/or officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm which is a member of FINRA or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.